                          THE PARKSTONE ADVANTAGE FUND
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                       Supplement dated February 25, 1997
                     to Statement of Additional Information
                              dated April 30, 1996

1. Under the heading "MANAGEMENT OF THE TRUST - Trustees and Officers," in the table listing the Trustees of the Trust, insert the following information reflecting certain organizational changes of the Trust:

Name, Address                 Position(s) Held         Principal Occupation
and Birth Date                With The Trust           During Past 5 Years
--------------                --------------           -------------------
John B. Rapp*                 Chairman of the Board    From 1989 to present,
First of America Bank Corp.   and Trustee              Executive Vice President,
211 South Rose St.                                     First of America Bank
Kalamazoo, Michigan 49007                              Corporation
November 3, 1936

George R. Landreth            President                From December 1992 to
BISYS Fund Services                                    present, employee of
3435 Stelzer Road                                      BISYS; from July 1991 to
Columbus, Ohio 43219                                   December 1992, employee
July 11, 1942                                          of PNC Financial
                                                       Corporation

Scott A. Englehart            Vice President           From October 1990 to
BISYS Fund Services                                    present, employee of
3435 Stelzer Road                                      BISYS
Columbus, Ohio 43219
August 12, 1962

Dana A. Gentile               Vice President           From December 1987 to
BISYS Fund Services                                    present, employee of
3435 Stelzer Road                                      BISYS
Columbus, Ohio 43219
October 4, 1962

Timothy A. Thiebout           Secretary                From June 1992 to present,
BISYS Fund Services                                    employee of BISYS; from
157 South Kalamazoo Mall                               July 1990 to June 1992,
Kalamazoo, Michigan 49007                              employee of First of
June 26, 1967                                          America Brokerage
                                                       Services


               INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THEIR
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

Tom E. Line                   Treasurer                From January 1997 to
BISYS Fund Services                                    present, employee of
3435 Stelzer Road                                      BISYS; from September
Columbus, Ohio 43219                                   1989 to December 1996,
July 4, 1967                                           employee of KPMG Peat
                                                       Marwick


2. Investors are advised of the following related organizational changes; James
R. Schmank no longer serves as Chairman of the Board or as President of the Trust, but has assumed the position of Vice President; Brenda M. Luthi no longer serves as Vice President, Secretary and Treasurer; and Amy J. Lee no longer serves as Assistant Secretary and Assistant Treasurer.



               INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THEIR
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE